Systems, Equipment and Other Assets Related to Contracts, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fixed assets
Systems, equipment and other assets related to contracts, net	$ 1,127,518	$ 1,086,426
Systems, equipment and other assets relating to contracts ("Contract Assets")
Fixed assets
Systems, equipment and other assets related to contracts, gross	2,954,789	2,929,354
Accumulated depreciation	(1,827,271)	(1,842,928)
Systems, equipment and other assets related to contracts, net	1,127,518	1,086,426
Borrowing costs capitalized	$ 1,100
Rate used to determine amount of borrowing costs eligible for capitalization	5.00%
Systems, equipment and other assets relating to contracts ("Contract Assets") | Land
Fixed assets
Systems, equipment and other assets related to contracts, gross	$ 590	685
Systems, equipment and other assets relating to contracts ("Contract Assets") | Building
Fixed assets
Systems, equipment and other assets related to contracts, gross	110,049	118,203
Systems, equipment and other assets relating to contracts ("Contract Assets") | Terminals And Systems
Fixed assets
Systems, equipment and other assets related to contracts, gross	2,574,369	2,545,772
Systems, equipment and other assets relating to contracts ("Contract Assets") | Furniture And Equipment
Fixed assets
Systems, equipment and other assets related to contracts, gross	177,425	188,304
Systems, equipment and other assets relating to contracts ("Contract Assets") | Contracts in progress
Fixed assets
Systems, equipment and other assets related to contracts, gross	$ 92,356	$ 76,390